Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries [Line Items]
Total assets	$ 39,604,825		$ 51,503,354
Total liabilities	29,998,239		$ 46,481,038
Total revenue	66,770,594	$ 41,503,658
Net income	10,742,376	3,110,593
Net cash provided by (used in) operating activities	6,287,592	(248,406)
Net cash provided by investing activities	617,348	644,702
Net cash provided by (used in) financing activities	$ (6,686,525)	$ 404,379